FINANCIAL ASSETS AND LIABILITIES - Summary of the opening value of derivative debt and non-debt derivative financial instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (868,346)	R$ (1,139,180)
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(990,764)	(1,228,928)
Non-derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 122,418	R$ 89,748